Debt and Capital Lease Obligations (UPCB SPE Notes) (Narrative) (Details) € in Millions, $ in Millions	1 Months Ended
	Jan. 31, 2010 EUR (€)	Jan. 31, 2010 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Principal amount outstanding				$ 44,612.2
Estimated fair value				46,151.1	$ 44,229.0
Carrying value				44,611.4	42,856.0
UPCB SPE Notes [Member]
Debt Instrument [Line Items]
Principal amount outstanding				4,012.5
Estimated fair value				4,279.0	4,536.5
Carrying value				$ 4,009.4	$ 4,219.5
Debt instrument, redemption rate			100.00%	100.00%
Redemption rate limit			10.00%	10.00%
UPCB Finance I Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt			€ 500.0	$ 605.0
Stated interest rate of debt			7.625%	7.625%
Original issuance discount	0.862%	0.862%
Proceeds from issuance of senior notes	€ 495.7	$ 699.7
Principal amount outstanding			€ 500.0	$ 605.0
Estimated fair value				631.9
Carrying value				601.9
UPCB Finance II Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt			€ 750.0	$ 907.5
Stated interest rate of debt			6.375%	6.375%
Principal amount outstanding			€ 750.0	$ 907.5
Estimated fair value				954.0
Carrying value				$ 907.5
UPCB Finance III, V & VI Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, redemption rate			103.00%	103.00%
UPCB Finance III Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt				$ 1,000.0
Stated interest rate of debt			6.625%	6.625%
Principal amount outstanding				$ 1,000.0
Estimated fair value				1,054.4
Carrying value				1,000.0
UPCB Finance V Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt				$ 750.0
Stated interest rate of debt			7.25%	7.25%
Principal amount outstanding				$ 750.0
Estimated fair value				821.7
Carrying value				750.0
UPCB Finance VI Senior Secured Notes [Member]
Debt Instrument [Line Items]
Principal amount of debt				$ 750.0
Stated interest rate of debt			6.875%	6.875%
Principal amount outstanding				$ 750.0
Estimated fair value				817.0
Carrying value				$ 750.0
UPCB SPEs [Member]
Debt Instrument [Line Items]
Special purpose financing entities, percentage owned by charitable trust			100.00%	100.00%